Share Capital (Details 5) - Warrant continuity [Member]	12 Months Ended
Sep. 30, 2023 USD ($) shares
Statement [Line Items]
Warrant Continuity Opening balance | shares	1,754,340
Warrant Exercised | shares	(841,499)
Warrant Continuity Closing balance | shares	912,841
Warrants Fair Value, Opening balance	$ 3,259
Fair Value Warrant Exercised	(1,409)
Fair value adjustment	(361)
Warrants Fair Value, Closing balance	$ 1,489